Events after the reporting period - Additional Information (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved for buyback	269,662,921	269,662,921
Payments on buyback of shares	₨ 145,173	$ 1,742	₨ 0	₨ 0